SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2017
SHARE-BASED COMPENSATION.
Summary of information regarding options granted

	For the years ended March 31,
	2015			2016			2017
	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date
Outstanding on April 1 of year	1,888,698	$4.56	$9.24	1,900,479	6.63	12.36	889,174	5.15	10.02
Granted	329,800	15.20	24.69	—	—	—
Exercised	(277,319)	2.97	5.81	(995,255)	7.97	14.29	(274,565)	4.83	7.89
Forfeited	(40,700)	5.23	12.04	(16,050)	5.38	22.25	(1,885)	5.19	23.93

Outstanding on March 31 of year	1,900,479	$6.63	$12.36	889,174	5.15	10.02	612,724	5.29	10.93

Summary of information with respect to share options outstanding

	Option outstanding				Option exercisable
Range of exercise price	Number outstanding	Weighted average remaining contractual life in years	Weighted average Exercise price per option	Aggregate intrinsic values as of March 31, 2017	Number exercisable	Weighted average Exercise price per option	Aggregate intrinsic values as of March 31, 2017
$1.00-$2.00	3,000	0.25	$2.00	82	3,000	$2.00	82
$5.13	485,350	5.46	$5.13	11,683	432,551	$5.13	10,412
$6.00	124,374	6.60	$6.00	2,885	106,088	$6.00	2,461

	612,724			$14,650	541,639		$12,955

Schedule of assumptions used on the grant date to estimate fair value of each option granted using the binomial tree pricing model for grants during the applicable periods

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price
December 31, 2010	4.67%	10 years	40.90%	—	5.13
June 8, 2011	1.11%	2.39 years	42.00%	—	0.01
February 17, 2012	2.99%	10 years	41.00%	—	5.13
March 18, 2013	2.15%	10 years	40.00%	—	5.13-6.00
September 12, 2013	3.22%	10 years	38.20%	—	6.00
February 27, 2014	3.24%	10 years	38.09%	—	5.13-6.00
August 1, 2014	3.09%	10 years	40.00%	—	16.18
October 28, 2014	3.09%	10 years	45.38%	—	5.13-6.00
February 27, 2015	3.33%	10 years	58.87%	—	5.13

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(2)	Contractual term

The Company used the original contractual term.

(3)	Volatility

The volatility of the underlying common shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Group’s Board of Directors.

(6)	Fair value of underlying common shares

The estimated fair value of the common shares underlying the options as of the respective grant dates was determined based on a retrospective valuation, which used management’s best estimate for projected cash flows as of each valuation date.

After the closing of the IPO, the fair value of common shares is determined as the closing sales price of the shares as quoted on the principal exchange or system.